Schedule of employee benefits liability (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2026 USD ($)	Mar. 31, 2026 INR (₨)	Mar. 31, 2025 INR (₨)
Disclosure of defined benefit plans [abstract]
Defined benefit obligation		₨ 126,358	₨ 87,180
Liability for compensated absences		63,376	41,200
Total		189,734	128,380
Current	$ 917	86,011	62,550
Non Current	$ 1,105	103,723	65,830
Net Unfunded liability		₨ 126,358	₨ 87,180